UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5454

DREYFUS PREMIER NEW JERSEY MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
March 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--105.1%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey--98.5%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.00	3/1/08	1,230,000	1,253,099
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	13,250,000	13,749,392
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	5.38	11/1/35	4,120,000	4,309,808
Bordentown Sewer Authority,
Revenue (Insured; FGIC)	5.38	12/1/20	3,880,000	4,096,116
Camden
(Insured; FSA)	0.00	2/15/12	4,385,000	3,648,057
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	4,793,339
Carteret Board of Education,
COP (Insured; MBIA)	6.00	1/15/10	440,000 a	471,702
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.00	1/1/27	3,220,000	3,380,453
East Orange
(Insured; FSA)	0.00	8/1/10	4,240,000	3,755,580
East Orange
(Insured; FSA)	0.00	8/1/11	2,500,000	2,129,825
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000	384,374
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000	330,616
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000	948,834
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC)	6.00	10/1/10	10,000,000 a	10,781,500
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,807,339
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)

(Insured; MBIA)	0.00	12/15/34	3,000,000	867,120
Hudson County Improvement
Authority, LR (County Services
Building Project) (Insured;
AMBAC)	5.00	4/1/35	2,500,000	2,630,400
Jersey City
(Insured; FSA)	0.00	5/15/10	4,745,000	4,230,073
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	1,575,000	1,629,700
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	915,000	947,181
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000	2,146,746
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000	2,482,054
New Jersey	6.00	5/1/10	3,695,000 a	3,951,137
New Jersey
(Insured; MBIA)	6.00	7/15/10	7,400,000	7,945,010
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	2,500,000	2,704,425
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,295,000	1,397,655
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	3,320,000	3,563,456
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/07	515,000	516,493
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/10	4,040,000	4,079,996
New Jersey Economic Development
Authority, EDR (American
Airlines, Inc. Project)	7.10	11/1/31	1,085,000	1,086,769

New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	2,980,587
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	2,050,157
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	1,093,610
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	372,207
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village
Project)	5.50	1/1/18	2,950,000	3,005,076
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village
Project)	5.50	1/1/25	3,000,000	3,045,960
New Jersey Economic Development
Authority, First Mortgage
Revenue (The Evergreens)	6.00	10/1/17	650,000	659,659
New Jersey Economic Development
Authority, First Mortgage
Revenue (The Evergreens)	6.00	10/1/22	700,000	710,402
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/20	3,350,000	1,933,654
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/21	2,620,000	1,444,799
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/26	1,700,000	1,727,506
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	835,790
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	802,570
New Jersey Economic Development
Authority, Revenue (Hillcrest

Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	2,401,685
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	3,385,000
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	1,617,600
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	3,830,450
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	3,230,940
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	6.73	6/15/18	10,000,000 b,c	10,608,400
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	5,000,000	5,164,550
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	2,000,000	2,069,140
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.00	6/15/10	2,425,000 a	2,599,333
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.13	6/15/10	7,535,000 a	8,104,947
New Jersey Economic Development
Authority, Waste Paper
Recycling Revenue (Marcal
Paper Mills Inc. Project)	6.25	2/1/09	2,885,000	2,884,683
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	2,535,000	2,810,047
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project) (Insured;
AMBAC)	5.00	9/1/22	5,500,000	5,781,820
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;

FGIC)	5.75	7/1/10	15,405,000 a	16,409,714
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	4.25	7/1/34	4,000,000 d	3,880,320
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
MBIA)	5.00	7/1/14	8,750,000 a	9,452,887
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.38	7/1/34	2,500,000	2,652,975
New Jersey Environmental
Infrastructure Trust	5.25	9/1/10	4,070,000 a	4,319,491
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	3,000,000	3,235,230
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	5,000,000	5,534,100
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)	5.75	7/1/23	3,000,000	3,225,840
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	672,656
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	2,280,000	1,149,211
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	3,220,000	1,620,433
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Elizabeth Hospital
Obligated Group Issue)	6.00	7/1/14	2,500,000	2,560,900
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Elizabeth Hospital
Obligated Group Issue)	6.00	7/1/20	3,120,000	3,194,849
New Jersey Higher Education
Assistance Authority, Student
Loan Revenue (Insured; MBIA)	6.13	6/1/17	330,000	339,801
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,837,844

New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.75	4/1/18	1,650,000	1,684,320
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.30	4/1/26	1,480,000	1,489,561
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	5,250,000	5,378,100
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.70	5/1/20	2,640,000	2,754,470
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.75	5/1/25	895,000	929,654
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FGIC)	5.00	11/1/36	800,000	818,440
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,500,000	2,635,050
New Jersey Transit Corporation,
Lease Purchase Agreement, COP
(Raymond Plaza East, Inc.)
(Insured; FSA)	6.50	4/1/07	3,945,000 a	3,984,726
New Jersey Transit Corporation,
Master Lease Agreement, COP,
Federal Transit Administration
Grants (Insured; AMBAC)	5.75	9/15/10	5,000,000 a	5,337,300
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.48	6/15/09	25,500,000 b,c	26,308,860
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,229,960
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	8,052,310
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; FSA)	5.00	6/15/20	2,500,000	2,665,200
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.50	12/15/11	9,000,000 a,b,c	9,896,580
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.50	12/15/11	8,000,000 a,b,c	8,796,960
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	2,255,000	2,609,621
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	3,745,000	4,314,764

New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000	68,986
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	185,336
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	1,000,000	1,156,380
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	1,210,000	1,401,604
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	3,520,000	4,065,741
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	17,935,000	20,775,007
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; MBIA)	6.00	7/1/19	2,000,000	2,286,140
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,222,838
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/15	5,000,000	5,801,900
South Jersey Transportation
Authority, Transportation
System Revenue (Insured; FGIC)	5.00	11/1/33	2,500,000	2,634,500
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	1,790,000 a	2,085,887
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,630,000 a	12,525,967
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	7,580,000	8,114,921
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	11,000,000	10,382,570
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	16,000,000	15,622,400
Union County Improvement
Authority, Revenue

(Correctional Facility Project)	5.00	6/15/22	3,155,000	3,310,920
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	5,108,912
University of Medicine and
Dentistry of New Jersey
(Insured; AMBAC)	5.50	12/1/27	15,425,000	16,684,914
West Orange Board of Education,
COP (Insured; MBIA)	6.00	10/1/09	500,000 a	533,235
U.S. Related--6.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,096,960
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	2,000,000	2,231,960
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/32	5,000,000	5,357,150
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	7,850,000	9,322,032
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.25	7/1/38	6,000,000	7,049,520
Puerto Rico Housing Bank and
Finance Agency, SFMR
(Affordable Housing Mortgage
Subsidy Program) (Insured:
FHLMC, FNMA and GNMA)	6.25	4/1/07	270,000 a	270,016
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 a	3,300,510
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,177,040
Total Investments (cost $461,395,234)			105.1%	488,914,294
Liabilities, Less Cash and Receivables			(5.1%)	(23,894,502)
Net Assets			100.0%	465,019,792

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $55,610,800 or 12.0% of net assets.
c	Collateral for floating rate borrowings.
d	Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 21, 2007

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)